Nature of the business	6 Months Ended
Jun. 30, 2020
Nature of the business [Abstract]
Nature of the business
Note 1. - Nature of the business

Atlantica Sustainable Infrastructure plc (“Atlantica” or the “Company”) was incorporated in England and Wales as a private limited company on December 17, 2013 under the name Abengoa Yield Limited. On March 19, 2014, the Company was re-registered as a public limited company, under the name Abengoa Yield plc which changed the registered name to Atlantica Yield plc on May 13, 2016. On May 7, 2020, the Company changed its registered name to Atlantica Sustainable Infrastructure plc.

Atlantica is a sustainable total return infrastructure company that owns, manages and acquires renewable energy, efficient natural gas, electric transmission lines and water assets focused on North America (the United States, Mexico and Canada), South America (Peru, Chile and Uruguay) and EMEA (Spain, Algeria and South Africa).

Atlantica’s shares began trading on the NASDAQ Global Select Market under the symbol “ABY” on June 13, 2014. The symbol changed to “AY” on November 11, 2017.

Algonquin Power & Utilities (“Algonquin”) is the largest shareholder of the Company and currently owns a 44.2% stake in Atlantica. Algonquin’s shareholding in Atlantica may be increased up to a 48.5% without any change in corporate governance. Algonquin’s voting rights and rights to appoint directors are limited to a 41.5% and an additional shares vote replicating non-Algonquin’s shareholders vote. Algonquin does not consolidate the Company in its consolidated financial statements.

During the year 2019, the Company completed the following acquisitions:

-           In January 2019, the Company entered into an agreement with Abengoa S.A. (“Abengoa”) under the Abengoa ROFO Agreement for the acquisition of Befesa Agua Tenes, a holding company which owns a 51% stake in Ténès Lilmiyah SpA (“Tenes”), a water desalination plant in Algeria. The Company paid in January 2019 an advanced payment of $19.9 million. Closing of the acquisition was subject to conditions precedent. In accordance with the terms of the share purchase agreement, the advanced payment was converted into a secured loan to be reimbursed by Befesa Agua Tenes, together with 12% per annum interest, through a full cash-sweep of all the dividends generated to be received from the asset no later than September 30, 2031. In October 2019, the Company received a first payment of $7.8 million through the cash sweep mechanism.

-            On May 24, 2019, Atlantica and Algonquin formed Atlantica Yield Solutions Canada Inc. (“AYES Canada”), a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. AYES Canada’s first investment was in Amherst Island, a 75 MW wind plant in Canada owned by the project company Windlectric, Inc. (“Windlectric”). Atlantica invested $4.9 million and Algonquin invested $92.3 million, both through AYES Canada, which in turn invested those funds in Amherst Island Partnership (“AIP), the holding company of Windlectric.

-            On August 2, 2019, the Company closed the acquisition of ASI Operations LLC (“ASI Ops”), the company that performs the operation and maintenance services to Solana and Mojave plants. The consideration paid was $6 million.

-             On August 2, 2019, the Company closed the acquisition of a 30% stake in Monterrey, a 142 MW gas-fired engine facility (“Monterrey”), and paid $42 million for the total investment.

-             On October 22, 2019, the Company closed the acquisition of ATN Expansion 2 from Enel Green Power Perú, for a total equity investment of approximately $20 million, controlling the asset from this date. Transfer of the concession agreement is pending authorization from the Ministry of Energy in Peru. If this authorization were not to be obtained before December 2020, the transaction would be reversed with no penalties to Atlantica. Enel Green Power Perú issued a bank guarantee to face this potential repayment obligation to Atlantica.

On April 3, 2020, the Company made an initial investment in the creation of a renewable energy platform in Chile, together with financial partners, where it owns approximately a 35% stake and has a strategic investor role. The first investment was the acquisition of a 55 MW solar PV plant in an area with excellent solar resource (“Chile PV I”). This asset has been in operation since 2016 demonstrating good operating track record while selling its production in the Chilean power market. The platform intends to make further investments in renewable energy in Chile and to sign PPAs with credit worthy off-takers. The initial contribution was approximately $4 million.

On May 31, 2020, the Company entered into a new $4.5 million secured loan agreement with Befesa Agua Tenes, in addition to the initial one granted in 2019, which pending repayment at this date, including interests accrued, was $14.0 million. This new loan agreement should be reimbursed by Befesa Agua Tenes, together with a 12% per annum interest, through a full cash-sweep of all the dividends generated to be received from the Tenes asset no later than May 31, 2032. The new agreement signed with Abengoa provides Atlantica with control over the Board of Directors of Befesa Agua Tenes together with a series of decision rights at Tenes level from this date, and a call option over the shares of Tenes at a call price of $1, among others.

The following table provides an overview of the main concessional assets the Company owned or had an interest in as of June 30, 2020:

Assets	Type	Ownership	Location	Currency(10)	Capacity (Gross)	Counterparty Credit Ratings(11)	COD*	Contract Years Left(15)

Solana	Renewable (Solar)	100% Class B(1)	Arizona (USA)	USD	280 MW	A-/A2/A-	2013	24

Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB-/WR/BB	2014	20

Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	18/17

Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	17/17

PS10/PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007& 2009	12/14

Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	17/17

Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	18/18

Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	15/15/16

Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	19/19

Kaxu	Renewable (Solar)	51%(4)	South Africa	Rand	100 MW	BB-/Ba1/ BB(12)	2015	15

Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(13)	2014	14

Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(13)	2014	15

ACT	Efficient natural gas	100%	Mexico	USD	300 MW	BBB/ Ba2/ BB-	2013	13

Monterrey	Efficient natural gas	30%	Mexico	USD	142 MW	Not rated	2018	19

ATN (14)	Transmission line	100%	Peru	USD	379 miles	BBB+/A3/BBB+	2011	21

ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/A3/BBB+	2014	24

ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	13

Quadra 1/2	Transmission line	100%	Chile	USD	49 miles/ 32 miles	Not rated	2014	15/15

Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB+/Baa1/ A-	2007	18

Chile TL3	Transmission line	100%	Chile	USD	50 miles	A+/A1/A	1993	Regulated

Skikda	Water	34.2%(5)	Algeria	USD	3.5 M ft3/day	Not rated	2009	14

Honaine	Water	25.5%(6)	Algeria	USD	7 M ft3/ day	Not rated	2012	18

Seville PV	Renewable (Solar)	80%(7)	Spain	Euro	1 MW	A/Baa1/A-	2006	16

Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-	2015	16

Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB+/A3/BBB+	2012	13

Tenes	Water	51%(8)	Algeria	USD	7 M ft3/ day	Not rated	2015	20

Chile PV I	Renewable (Solar)	35%(9)	Chile	USD	55 MW	N/A	2016	N/A

(1)        On September 30, 2013, Liberty Interactive Corporation agreed to invest $300 million in Class A shares of ASO Holdings Company LLC, the holding company of Solana, in exchange for a share of the dividends and the taxable losses generated by Solana (Note 16).

(2)          Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.

(3)          JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.

(4)          Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).

(5)          Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.83%.

(6)          Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.

(7)          Instituto para la Diversificación y Ahorro de la Energía (“Idae”), a Spanish state owned company, holds 20% of the shares in Seville PV.

(8)         Algerian Energy Company, SPA owns 49% of Tenes.

(9)         Fondo de Inversion WEG-4 holds 65% of the shares in Chile PV I.

(10)        Certain contracts denominated in U.S. dollars are payable in local currency.

(11)        Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.

(12)        Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.

(13)        Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.

(14)        Including the acquisition of ATN Expansion 1 & 2.

(15)        As of December 31, 2019.

(*)          Commercial Operation Date.

The project financing arrangement of Kaxu contains cross-default provisions related to Abengoa such that debt defaults by Abengoa, subject to certain threshold amounts and/or a restructuring process, could trigger a default under the Kaxu project financing arrangement. In March 2017, Atlantica obtained a waiver in its Kaxu project financing arrangement which waives any potential cross-defaults with Abengoa up to that date, but it does not cover potential future cross-default events. If Abengoa reached an agreement for its debt restructuring, the Company may need to obtain a waiver when such restructuring is effective. In addition, the Company has requested a pre-emptive waiver to the lenders to waive potential cross-defaults with Abengoa. As of June 30, 2020, the Company is not aware of the existence of any cross-default events with Abengoa.

Outbreak of the COVID-19

The outbreak of the COVID-19 coronavirus disease (“COVID-19”) was declared a pandemic by the World Health Organization in March 2020 and continues to spread in some of the key markets of the Company. The COVID-19 virus continues to evolve rapidly, and its ultimate impact is uncertain and subject to change. Governmental authorities have imposed or recommended measures or responsive actions, including quarantines of certain geographic areas and travel restrictions.

Main risks and uncertainties identified by the Company, which may result in a material adverse effect on its business, financial condition, results of operations and cash flows, are:

-            The COVID-19 may affect the operation and maintenance employees of the Company as well as suppliers of operation and maintenance. Furthermore, COVID-19 has caused travel restrictions and significant disruptions to global supply chains. A prolonged disruption could limit the availability of certain parts required to operate the facilities of the Company and adversely impact the ability of its operation and maintenance suppliers. If the Company were to experience a shortage of or inability to acquire critical spare parts, it could incur significant delays in returning facilities to full operation.

-          Slowdown of broad sectors of the economy, a general reduction in demand, including demand for commodities and a negative impact on prices of commodities, including electricity, oil and gas. The global outbreak has also caused significant disruption and volatility in the global financial markets, especially from the end of February until the end on May 2020, including the market price of the shares of the Company. Debt and equity markets have also been affected and there have been weeks with a very low number of new debt and equity issuance transactions. Interest rates for new issuances and spreads with respect to treasury yields increased significantly. Although the revenues of the Company are generally contracted or regulated, clients may be affected by a reduced demand, lower commodity prices and the turmoil in the credit markets. A reduced demand and low prices persisting over time could cause delays in collections, a deterioration in the financial situation of the clients of the Company or their bankruptcy.

Measures taken by the Company so far have focused on reinforcing safety measures in all its assets while it continues to provide a reliable service to its clients. For example, the Company has implemented the use of additional protection equipment, reinforced access control to its plants, reduced contact between employees, changed shifts, tested employees,  identified and isolated potential cases together with their close contacts and taken additional measures to increase safety measures for its employees and operation and maintenance suppliers’ employees working at its assets. Furthermore, the Company has adopted additional precautionary measures intended to mitigate potential risks to its employees, including temporarily requiring all employees to work remotely when their work can be done from home, and suspending all non-essential travel. The Company has also reinforced its physical and cyber-security. Since May 2020, the Company has re-opened certain offices at partial capacity and under strict safety measures. In addition, the Company has increased the purchase of spare parts and equipment required for operations, to manage potential disruptions in the supply chain. The Company continues to monitor the situation closely in all assets and offices to take additional action if required.

The COVID-19 did not have any material impact on these condensed interim financial statements.